COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense	$ 33,750	$ 32,250
Royalty payable	1,000,000
Proceeds from royalties	$ 0	$ 250,000